Convertible debentures	6 Months Ended
Jun. 30, 2026
Convertible debentures [abstract]
Convertible debentures
11.	Convertible debentures

December 2024 Debentures

In December 2024, the Company issued a total of 1,000 convertible debenture units of the Company (the “2024 Debenture Units”) at a price of C$1,000 per 2024 Debenture Unit for total gross proceeds of $702,700 (C$1,000,000) (“Tranche 1 and 2”). The December 2024 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Each 2024 Debenture Unit consisted of (i) one convertible debenture having a face value of C$1,000 (each a “December 2024 Debenture”); and (ii) 80 class B Subordinate Voting Share purchase warrants (each a “December 2024 Warrant”) exercisable for 80 Class B subordinate voting shares in the Company (each, a “Subordinate Voting Share”). The Debentures matured 36 months from the date of issuance (the "December 2024 Debenture Maturity Date") and had an interest rate of 1.25% per month, beginning on the date of issuance and payable in cash on the last day of each calendar quarter. If the holder (“2024 Denture Holder”) of the December 2024 Debenture elected, in its sole and absolute discretion, interest could have been paid in Shares at the Conversion Price in effect on the date of payment. The principal sum of the Debentures, or any portion thereof, and any accrued but unpaid interest, could have been converted into class B Shares at a conversion price of C$6.25 per Share subject to adjustment (“Conversion Price”). Each December 2024 Warrant entitled the holder to acquire one a “December 2024 Warrant Share" at a price of C$7.00 per December 2024 Warrant Share, for a period of five years from the date of issuance. If the entire amount owing on the December 2024 Debenture was converted within 6 months of the issuance date, the Holder was entitled to receive a cash amount equal to half the sum of all payments of interest on the December 2024 Debenture that would be due through to the December 2024 Debenture Maturity Date, which the holder could have converted all of any part into Class B Subordinate Voting Shares at the Conversion Price.

The Company could have redeemed the December 2024 Debentures at any time prior to maturity, in whole or in part, upon fifteen days’ notice and payment of certain penalties as applicable. The December 2024 Debenture was determined to be a financial instrument comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange. On initial recognition, the fair value of the embedded derivatives was calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants was $245,147 (Note 9).

The fair value of the conversion feature was determined by using with-and-without method (“with-and-without method’) that considered changes in expected cash flows due to the conversion. The model included all terms of the December 2024 Debenture described above as well as the probability of conversion, the impact of default barrier and the implied credit spread of the Company. The fair value of the conversion feature as at December 13, 2024, the date of issuance, was $320,000. The fair value of the conversion feature as at June 30, 2026, was $Nil (December 31, 2025 - $Nil) resulting in a loss on change in fair value for the six months ended June 30, 2026, of $Nil (2025 - $1,003,355). The entire amount of the December 2024 Debenture was converted on May 5, 2025, and May 23, 2025.

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	May 5, 2025	May 23, 2025
Share price (CAD)	$5.85	$5.20	$11.86	$15.89
Conversion price (CAD)	$6.25	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	109.68%	111.59%
Risk free interest rate	2.78%	2.70%	2.83%	2.83%
Expected life	3.00	2.95	2.64	2.60
Credit Spread	12.25%	12.25%	25%	25%
Foreign exchange rate	0.7025	0.6952	0.7240	0.7270

As of June 30, 2026, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	(320,000)
Value of warrants (Note 9 [b])	(245,147)
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	7,426
Balance, date of conversion, May 5, 2025	$159,539
Amount converted	(81,079)
Balance, May 5, 2025	$78,460
Accretion expense	2,630
Balance, date of conversion, May 23, 2025	$81,090
Amount converted	(81,090)
Balance, December 31, 2025 and June 30, 2026	$-

January 2025 Debentures

On January 20, 2025, the Company closed the third tranche of the December 2024 Offering (“Tranche 3”) and issued 1,480 December 2024 Debenture Units for aggregate gross process of $1,032,744 (C$1,480,000). The Tranche 3 December 2024 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Tranche 3 was completed under amended terms, including a reduced conversion price of C$4.85 per share, an increased warrant ratio of 103.093 December 2024 Warrants per December 2024 Debenture Unit, and a reduced exercise price of C$5.25 per December 2024 Warrant Share.

On initial recognition, the fair value of the embedded derivatives was calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants was $405,656 (Note 9). The fair value of the conversion feature was determined by using with-and-without method. The fair value of the conversion feature as at January 20, 2025, as at the date of issuance, was $599,770.

On February 7, 2025, the debt holder converted a partial amount of the December 2024 Debenture into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 12). On February 26, 2025, the debt holder converted the remaining amount of the December 2024 Debenture into an aggregate amount of 221,237 Class B Subordinate Voting Shares (Note 12). Thus, the total amount of Class B Subordinate Voting Shares converted under the December 2024 Debenture was 373,814.

The fair value of the conversion feature as at dates of conversion on February 7 and February 26, 2025, was $2,912,862, and $656,513, respectively, resulting in a total non-cash loss on change in fair value of $1,513,174 for the period ended June 30, 2025.

The fair values were determined using the assumptions below:

	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	25%	25%	25%
Foreign exchange rate	0.6978	0.6994	0.6974

The Company also incurred a total of $210,872 interest penalties for early conversion of the debentures. This amount was transferred to share capital.

As of June 30, 2026, the Company had the following January 2025 Debenture balance outstanding:

Proceeds	$1,032,744
Value of conversion option	(599,770)
Value of warrants (Note 9 [c])	(405,656)
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, December 31, 2025, and June 30, 2026	$-

March 6, 2025 Debentures

On March 6, 2025, the Company closed the fourth tranche of the December 2024 Offering (“Tranche 4”) and issued 100 December 2024 Debenture Units for aggregate gross process of $69,890 (C$100,000). Tranche 4 was completed under the same terms as the amended December 2024 Debentures, including a conversion price of C$4.85 per share, an increased warrant ratio of 103.093 December 2024 Warrants per December 2024 Debenture Unit, and an exercise price of C$5.25 per December 2024 Warrant share.

On initial recognition, the fair value of the embedded derivatives was calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants was $38,702 (Note 9). The fair value of the conversion feature was determined by using with-and-without method. The fair value of the conversion feature as at March 6, 2025, the date of issuance, was $30,000.

On March 25, 2025, the debt holder converted the December 2024 Debenture into an aggregate of 25,257 Class B Subordinate Voting Shares (Note 12). The fair value of the conversion feature as at date of conversion on March 25, 2025, did not change from the value on the date of issuance.

The fair value was determined using the assumptions below:

March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	25%
Foreign exchange rate	0.6989

There was no change in accretion amount from date of issuance to date of conversion.

As of June 30, 2026, the Company had the following March 6, 2025, Debenture balance outstanding:

Proceeds	$69,890
Value of conversion option	(30,000)
Value of warrants (Note 9 [d])	(38,702)
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, December 31, 2025 and June 30, 2026	$-

March 28, 2025 Debentures

On March 28, 2025, the Company closed the final tranche of the December 4, 2024 Offering (“Tranche 5”) and issued 2,420 December 2024 Debenture Units for aggregate gross proceeds of $1,683,352 (C$2,420,000). Tranche 5 was completed under amended terms, including an increased conversion price of C$6.60 per share, a reduced warrant ratio of 76 December 2024 Warrants per December 2024 Debenture Unit, and an increased exercise price of C$7.00 per December 2024 Warrant Share.

On initial recognition, the fair value of the embedded derivatives was calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $1,218,875 (Note 9). The fair value of the conversion feature was determined by using with-and-without method. The fair value of the conversion feature as at March 28, 2025, the date of issuance, was $1,954,755. As the fair value of warrants and conversion feature were higher than the principal debt amount on the date of issuance, there was a loss on issuance of convertible debt of $1,490,278 for the six months ended June 30, 2025.

Of the 2,420 December 2024 Debenture Units issued, 330 December 2024 Debenture Units had been issued to a related party of the Company, which is an entity controlled by a director of the Company, 330 December 2024 Debenture Units had been issued to an entity, which is controlled by a family member of a director of the Company, and 1,060 December 2024 Debenture Units had been issued to an entity, which is owned by a family member of an executive officer of the Company. Of the total loss on issuance of convertible debt of $1,490,278, $1,059,206 was allocated to related parties, therefore disclosed as part of the share-based compensation balance in the key management disclosure for the six months ended June 30, 2025 (Note 19).

The December 2024 Debentures were converted into Class B Subordinate Voting Shares on various dates, and a total of 376,347 Class B Subordinate Voting Shares were issued during the year ended December 31, 2025.

The fair values of the conversion feature and assumptions, on the date of issuance and conversions were as follows:

	March 28, 2025	April 10, 2025	April 23, 2025	May 12, 2025	May 21, 2025	June 5, 2025
Share price (CAD)	$11.08	$9.38	$9.53	$12.77	$17.03	$18.78
Conversion price (CAD)	$6.60	$6.60	$6.60	$6.60	$6.60	$6.60
Expected Volatility	108.64%	107.93%	108.27%	106.62%	107.09%	107.90%
Risk free interest rate	2.61%	2.81%	2.84%	2.80%	2.97%	2.86%
Expected life	3.00	3.00	2.98	2.93	2.9	2.86
Credit Spread	25%	25%	25%	25%	25%	25%
Foreign exchange rate	0.6952	0.7135	0.7209	0.7144	0.7221	0.7321
Conversion value	$1,954,755	$2,029,678	$2,001,723	$2,612,294	$3,404,094	$3,740,737

As of June 30, 2026, Company had the following March 28, 2025 Debenture balance outstanding

Proceeds	$1,683,352
Value of conversion option	(1,954,755)
Value of warrants (Note 9 [e])	(1,218,875)
Loss on issuance of convertible	1,490,278
Initial recognition of debt - March 28, 2025	$-

March 20, 2026 Debentures

On March 20, 2026, the Company issued 3,750 debenture units of the Company (“March 2026 Debenture Units”) for aggregate gross proceeds of $2,733,109 (C$3,750,000). Each March 2026 Debenture Unit consists of (i) one secured convertible debenture having a face value of C$1,000.00 (the “Principal Amount”) and (ii) 333.33 Class B Subordinate Voting Shares purchase warrants (the “Warrants”).

Each March 2026 Debenture Unit will mature 24 months from the date of issuance and shall bear interest at a rate of 1.25% per month, beginning on the date of issuance and payable in cash on the last day of each calendar quarter, starting June 30, 2026. The Principal Amount of the debentures, or any portion thereof, and any accrued but unpaid interest, may be converted into Class B Subordinate Voting Shares at a conversion price of C$3.00 per Class B Subordinate Voting Share. Each Warrant shall entitle the holder to acquire one additional Class B Subordinate Voting Shares at a price of C$3.75 per warrant share, for a period of five years from the date of issuance.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The fair value of the conversion feature is determined by using with-and-without method. As the fair value of warrants and conversion feature are higher than the principal debt amount on the date of issuance, the value of warrants and conversion features were calculated using relative fair value method. The initial value allocated to the warrants is $1,241,265 (Note 9). The value allocated to the conversion feature as at March 20, 2026, the date of issuance was $1,491,844.

Of the 3,750 March 2026 Debenture Units, 300 March 2026 Debenture Units were issued to a related party of the Company, who is a director of the Company, and 1,400 March 2026 Debenture Units were issued to an entity, which is owned by a family member of the CFO of the Company (Note 19).

During the six months ended June 30, 2026, debt holders converted partial amounts of the March 2026 Debenture Units, consisting of C$2,325,005 of principal and C$57,553 of unpaid accrued interest, into an aggregate amount of 794,176 Class B Subordinate Voting Shares (Note 12). The conversions took place on various dates between March 31, 2026, and June 25, 2026.

The fair value inputs and assumptions for the calculation of the conversion feature, on the date of issuance and on the dates of conversion, are as follows:

	March 20, 2026	March 31, 2026	April 16, 2026 – June 25, 2026	June 30, 2026
Share price (CAD)	$3.07	$6.73	$4.25-$10.76	$5.14
Conversion price (CAD)	$3.00	$3.00	$3.00	$3.00
Expected Volatility	136.65%	142.21%	142.55%	142.55%
Risk free interest rate	3.03%	2.79%	2.73%-3.01%	2.71%
Expected life	2.00	1.97	1.93-1.74	1.72
Credit Spread	25%	25%	25%	25%
Foreign exchange rate	0.729	0.717	0.704-0.734	0.7037
Conversion value	$2,739,338	$6,655,088	$2,097,862 - $8,672,271	$1,726,994

As of June 30, 2026, the Company had the following March 2026 Debenture balance outstanding.

Proceeds	$2,733,109
Value of conversion option using relative fair value	(1,491,844)
Value of warrants (Note 9 [e]) using relative fair value	(1,241,265)
Initial recognition of debt – March 20, 2026	$-
Accretion expense	125,346
Balance, June 30, 2026	$125,346

As at June 30, 2026, the Company recognized interest expense of $84,053 as part of the March 2026 Debenture Units. As at June 30, 2026, the Company has a derivative liabilities balance of $1,726,994 (December 31, 2025 - $Nil) and convertible debentures balance of $125,346 (December 31, 2025 - $Nil).

Convertible Debentures issued by Unbuzzd

Tranche 1

In April 2025, Unbuzzd issued a total of 172 unsecured convertible debenture units of Unbuzzd (each an ‘Unbuzzd Debenture’) at a price of US$1,000 per Unbuzzd Debenture for gross proceeds of $177,416. Each Unbuzzd Debenture includes an interest rate at 8% per annum, accruing annually and is added to the principal of the Unbuzzd Debenture when accrued, payable upon the earlier of April 15, 2027 (the “Unbuzzd Maturity Date”) or date of conversion. If Unbuzzd has not completed a Liquidity Event (defined below) on or before April 15, 2026, an additional 10% per annum (for an aggregate of 18%) will begin to accrue monthly starting April 16, 2026.

The Unbuzzd Debenture holder has the right, from time to time and at any time while any portion of the principal amount or any accrued and unpaid interest on the Unbuzzd Debenture is outstanding, to convert all or any portion of the outstanding principal amount and interest into units of Unbuzzd (each, a “Unbuzzd Unit”) at the Unbuzzd Conversion Price (defined below).

Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before April 15, 2027 for 115% of the Unbuzzd Liquidity Event Price.

The conversion price (“Unbuzzd Conversion Price”) is equal to:

i)	US$0.15 per Unbuzzd Unit;

ii)	In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or

iii)	In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:

Following the completion of an Unbuzzd Qualified Financing or immediately prior to an Unbuzzd Liquidity Event, Unbuzzd shall have the option to force a conversion of the principal amount of each Unbuzzd Debenture, and if Unbuzzd elects, the accrued but unpaid Interest, into Unbuzzd Units at the Unbuzzd Conversion Price. Unbuzzd Qualified Financing means the completion of an equity financing by Unbuzzd, including but not limited to a Series A financing, after the date hereof for aggregate gross proceeds of not less than US$2,000,000. Unbuzzd Liquidity Event means a takeover transaction or going public transaction.

Tranche 2

On July 7, 2025, Unbuzzd issued a total of 50 unsecured convertible debenture units at a price of US$1,000 per Debenture for gross proceeds $50,000 with the same terms as Tranche 1.

Tranche 3

In August and September 2025, Unbuzzd issued a total of 92.50 unsecured convertible debenture units (each, an ‘Unbuzzd Debenture’) at a price of US$1,000 per Debenture for gross proceeds of $92,500 with the same terms as Tranche 1.

Tranche 4

In October and November 2025, Unbuzzd issued a total of 35 unsecured convertible debenture units of Unbuzzd (each an ‘Unbuzzd Debenture’) at a price of US$1,000 per Unbuzzd Debenture for gross proceeds of $35,000. Each Unbuzzd Debenture includes an interest rate at 8% per annum, accruing annually and is added to the principal of the Unbuzzd Debenture when accrued, payable upon the earlier of December 31, 2027 (the “Unbuzzd Maturity Date”) or date of conversion.

The Unbuzzd Debenture holder has the right, from time to time and at any time while any portion of the principal amount or any accrued and unpaid interest on the Unbuzzd Debenture is outstanding, to convert all or any portion of the outstanding principal amount and interest into units of Unbuzzd (each, a “Unbuzzd Unit”) at the Unbuzzd Conversion Price (defined below).

Each Unbuzzd Unit consists of one (1) common share in the capital of Unbuzzd (each, a “Unbuzzd Common Share”) and (ii) one half of a one (1/2) Unbuzzd Common Share purchase warrant (each whole warrant, a “Unbuzzd Warrant”). Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before December 31, 2027 for 115% of the Unbuzzd Liquidity Event Price.

The conversion price (“Unbuzzd Conversion Price”) is equal to:

i)	US$0.15 per Unbuzzd Unit;

ii)	In the event of an Unbuzzd Qualified Financing, then 0.80 multiplied by the Unbuzzd Qualified Financing Price; or

iii)	In the event of an Unbuzzd Liquidity Event, then 0.80 multiplied by the Unbuzzd Liquidity Event Price:

Following the completion of an Unbuzzd Qualified Financing or immediately prior to an Unbuzzd Liquidity Event, Unbuzzd shall have the option to force a conversion of the principal amount of each Unbuzzd Debenture, and if Unbuzzd elects, the accrued but unpaid Interest, into Unbuzzd Units at the Unbuzzd Conversion Price. Unbuzzd Qualified Financing means the completion of an equity financing by Unbuzzd, including but not limited to a Series A financing, after the date hereof for aggregate gross proceeds of not less than US$5,000,000. Unbuzzd Liquidity Event means a takeover transaction or going public transaction.

The convertible debenture was determined to be financial instruments comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange as well as failing the fixed-to-fixed clause for classifying as equity. On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability.

Conversion feature

The fair value of the conversion feature is determined by using with-and-without method that considers the change in expected cash flows due to the conversion. The model includes all terms of the convertible debenture described above as well as the probability of conversion and the implied credit spread of Unbuzzd. Expected volatility was estimated by using historical volatility of Quantum as Unbuzzd considers it comparable for its own volatility history. The share price of $0.00017 (C$0.00025) was deemed reasonable by management based on Unbuzzd’s latest financing price with arms-length parties. The fair value of the conversion feature as at April 15, 2025, July 7, 2025, August/September 2025, and October/November 2025, the dates of issuances were $Nil. The fair value of the conversion feature as at June 30, 2026, was also $Nil (December 31, 2025 - $Nil), resulting in no change in fair value during the period for all tranches. The fair values were determined using the assumptions below:

	April 15, 2025	July 7, 2025	August/September 2025	October/ November 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017
Conversion price (USD)	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000
Expected Volatility	119.78%	132.95%	136.82%-141.83%	124.06%-127.63%	135.29%	149.46%
Risk free interest rate	2.54%	2.69%	2.50%-2.69%	2.46%-2.47%	2.55%	2.71%
Expected life (years)	2.00	1.77	1.59-1.71	2.16-2.28	1.31-2.00	1.52
Credit Spread	25%	25%	25%	25%	25%	25%
Foreign exchange rate	1.39	1.37	1.38	1.40	1.37	1.42

Secured debentures

On July 25, 2025, Unbuzzd issued a total of 110 secured convertible debenture units (each an “Unbuzzd Secured Debenture”) at a subscription price of US$1,000 per Debenture. Each Debenture Unit consists of (i) a USD$1,111.11 principal amount secured convertible debenture and (ii) such number of common share purchase Unbuzzd Warrants for gross proceeds of $122,222. The Unbuzzd Secured Debentures will mature (the “Unbuzzd Secured Debenture Maturity Date”) on the earlier of (i) July 25, 2026, or (ii) the date that is one month following the closing of a Qualified Financing, as defined below.

Each unit consists of one (1) Unbuzzd Common Share and (ii) one Unbuzzd Warrant. Each Unbuzzd Warrant entitles the holder to acquire one additional Unbuzzd Common Share on or before July 25, 2027, for 115% of the Liquidity Event Price.

The conversion price (“Unbuzzd Secured Debenture Conversion Price”) is equal to:

i)	US$0.05 per Unbuzzd Unit;

ii)	In the event of a Qualified Financing, then 0.80 multiplied by the Qualified Financing Price; or

iii)	In the event of a Liquidity Event, then 0.80 multiplied by the Liquidity Event Price:

Following the completion of a Qualified Financing or immediately prior to a Liquidity Event, Unbuzzd shall have the option to force a conversion of the principal amount of each Unbuzzd Secure Debenture, and if Unbuzzd elects, the accrued but unpaid Interest, into Units at the Conversion Price.

Qualified Financing means the completion of an equity financing by Unbuzzd, including but not limited to a Series A financing, after the date hereof for aggregate gross proceeds of not less than US$500,000. Liquidity Event means a takeover transaction or going public transaction.

The Unbuzzd Secured Debenture is collateralized by a priority security interest in substantially all assets of Unbuzzd pursuant to the terms of a general security agreement.

Conversion feature

The fair value of the conversion feature is determined by using with-and-without method that considers the change in expected cash flows due to the conversion. The model includes all terms of the convertible debenture described above as well as the probability of conversion and the implied credit spread of Unbuzzd. Expected volatility was estimated by using historical volatility of Quantum as Unbuzzd considers it comparable for its own trading and volatility history. The share price of $0.00017 (C$0.00025) was deemed reasonable by management based on Unbuzzd’s latest financing price with arms-length parties. The fair value of the conversion feature as at the date of issuance and June 30, 2026, was $Nil (December 31, 2025 - $Nil). The fair values were determined using the assumptions below:

	July 25, 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017
Conversion price (USD)	$0.05000	$0.05000	$0.05000
Expected Volatility	168.20%	146.51%	159.52%
Risk free interest rate	2.77%	2.55%	2.71%
Expected life (years)	1.00	0.56	0.07
Credit Spread	25%	25%	25%
Foreign exchange rate	1.37	1.37	1.42

As of June 30, 2026, the Company had the following total debentures balance outstanding for the secured and unsecured tranches:

	Unsecured	Secured	Total
Proceeds	$334,955	$122,222	$457,177
Initial recognition of debt	$334,955	$122,222	$457,177

Accretion expense	14,833	487	15,320
Balance, June 30, 2026, and December 31, 2025	$349,788	$122,709	$472,497

Warrant liability

During the year ended December 31, 2025, Unbuzzd issued warrants attached to its convertible debentures.

Unbuzzd determined that these warrants were exchangeable into a variable number of shares due to foreign exchange, and as such, the warrants were classified as financial liabilities measured at fair value through profit or loss (“FVTPL”). Unbuzzd uses the Black-Scholes pricing model to estimate fair value. Expected volatility was estimated by using historical volatility of other companies that the Unbuzzd considers comparable that have trading and volatility history. The risk-free interest rate for the life of the warrants was based on the yields available on government benchmark bonds with a term approximating the remaining term of the warrants. The life of the warrants is based on the contractual term. The fair value of the warrant liability on dates of issuance for both secured and unsecured convertible debentures issued was $Nil. The fair value of these warrants as of June 30, 2026, was also $Nil (December 31, 2025 - $Nil).

The fair value of the unsecured debenture warrants was determined using the Black-Scholes option pricing model and the following assumptions as at:

	April 15, 2025	July 7, 2025	August/September 2025	October/November 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017
Exercise price (USD)	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000
Expected dividend yield	-	-	-	-	-	-
Risk free interest rate	2.54%	2.69%	2.49%-2.69%	2.46%-2.47%	2.55%	2.71%
Expected life (years)	2.00	1.77	1.57-1.69	2.13-2.25	2.00	1.50
Expected volatility	119.78%	132.95%	136.82-%141.83%	124.06%-127.63%	135.29%	149.46%
Foreign exchange rate	1.39	1.37	1.38	1.40	2.00	1.42

The fair value of the secured debenture warrants was determined using the Black-Scholes option pricing model and the following assumptions as at:

	July 25, 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017
Exercise price (USD)	$0.15000	$0.15000	$0.15000
Expected dividend yield	—	—	—
Risk free interest rate	2.77%	2.55%	2.71%
Expected life (years)	2.00	1.56	1.07
Expected volatility	168.20%	146.51%	159.52%
Foreign exchange rate	1.37	1.37	1.42